SUBSEQUENT EVENTS (Details) (Subsequent event, MethylGene)	0 Months Ended
Jun. 28, 2013
Subsequent event | MethylGene
Basis of presentation
Reverse split of the common shares	50
Exercisable ratio of outstanding options and warrants	50